LEASES (Tables)	12 Months Ended
Mar. 31, 2014
LEASES
Schedule of future minimum lease payments under noncancellable operating leases and capital leases

As of March 31, 2014, the future minimum lease payments under noncancellable operating leases and capital leases are as follows:

	Thousands of Yen
Years ending March 31	Operating Leases	Capital Leases
2015	¥51,957	¥11,450
2016	33,053	3,184
2017	—	3,184
2018	—	965
Total minimum lease payments	¥85,010	18,783

Less amounts representing interest		300
Present value of minimum lease payments		18,483
Less current portion		11,297
Noncurrent portion		¥7,186